DERIVATIVE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
DERIVATIVE LIABILITIES (Tables) [Line Items]
Schedule of Changes in Derivatives [Table Text Block]	The following shows the changes in the derivative liability measured on a recurring basis for the three months ended March 31, 2014, and for the year ended December 31, 2013.

Derivative Liability at December 31, 2013	$696,648
Gain on Derivative Liability	(350,393)
Settlement to APIC from Conversion	(36,033)
Additions to Liability for Convertible Debt recorded as debt discount	356,908
Additions to Liability for Convertible Debt expensed due to value of derivative exceeding debt	111,026
Derivative Liability at March 31, 2014	$778,156
The following shows the changes in the derivative liability measured on a recurring basis for the year ended December 31, 2013.

Derivative Liability at December 31, 2012	$496,827
Gain on Derivative Liability	(151,533)
Settlement to APIC from Conversion	(256,472)
Additions to Liability for Convertible Debt recorded as debt discount	403,712
Additions to Liability for Convertible Debt expensed due to value of derivative exceeding debt	204,114
Derivative Liability at December 31, 2013	$696,648

Components of Derivative Financial Instruments [Member]
DERIVATIVE LIABILITIES (Tables) [Line Items]
Schedule of Derivative Instruments [Table Text Block]	The following tabular presentation reflects the components of derivative financial instruments on the Company’s balance sheet at March 31, 2014 and December 31, 2013:

Derivative Liabilities:	March 31, 2014	December 31, 2013
Embedded derivative liability in convertible debt	$309,053	$156,761
Derivative liability due to tainted equity – convertible debt	469,103	391,686
Derivative liability due to tainted equity – warrants	102,328	148,201
Total Derivative Liability	$778,156	$696,648
The following tabular presentation reflects the components of derivative financial instruments on the Company’s balance sheet at December 31, 2013 and December 31, 2012:

Derivative Liabilities:	December 31, 2013	December 31, 2012
Embedded derivative liability in convertible debt	$156,761	$82,237
Derivative liability due to tainted equity – convertible debt	391,686	208,971
Derivative liability due to tainted equity – warrants	148,201	205,619
Total Derivative Liability	$696,648	$496,827